Leases (Schedule of Right-of-use Assets) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of quantitative information about right-of-use assets [line items]
Balance at January 1
Depreciation for the year	321
Balance at December 31	15,401
Talmei Yosef [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at January 1
Balance at December 31	1,585
Spain [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at January 1
Balance at December 31	1,160
Talasol [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at January 1
Balance at December 31	12,656
Italy [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at January 1
Balance at December 31
Depreciation [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at January 1
Depreciation for the year	321
Disposals	(113)
Balance at December 31	208
Depreciation [Member] | Talmei Yosef [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at January 1
Depreciation for the year	103
Disposals
Balance at December 31	103
Depreciation [Member] | Spain [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at January 1
Depreciation for the year	75
Disposals
Balance at December 31	75
Depreciation [Member] | Talasol [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at January 1
Depreciation for the year	30
Disposals
Balance at December 31	30
Depreciation [Member] | Italy [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at January 1
Depreciation for the year	113
Disposals	(113)
Balance at December 31
Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at January 1
Additions	16,906
Disposals	(1,469)
Effect of changes in exchange rates	172
Balance at December 31	15,609
Gross carrying amount [member] | Talmei Yosef [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at January 1
Additions	1,516
Disposals
Effect of changes in exchange rates	172
Balance at December 31	1,688
Gross carrying amount [member] | Spain [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at January 1
Additions	1,235
Disposals
Effect of changes in exchange rates
Balance at December 31	1,235
Gross carrying amount [member] | Talasol [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at January 1
Additions	12,686
Disposals
Effect of changes in exchange rates
Balance at December 31	12,686
Gross carrying amount [member] | Italy [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at January 1
Additions	1,469
Disposals	(1,469)
Effect of changes in exchange rates
Balance at December 31